Share-based Payments - Cash-settled Plans (Details) - Cash-settled Long Term Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price at 30 December:		$ 128.62	$ 152.58
Share units outstanding at beginning of year	4,469,618	2,464,630	30,163
Share units granted during the year	0	2,572,437	2,537,000
Share units lapsed during the year	(611,265)	(507,597)	(100,490)
Share units exercised during the year	(42,592)	(59,852)	(2,043)
Share units outstanding at end of year	3,815,761	4,469,618	2,464,630